Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Statement Of Financial Position [Abstract]
Preferred stock, Par value	$ 0.001	$ 0.001
Preferred stock, Authorized	10,000	10,000
Preferred stock, Issued	0	0
Common stock, Par value	$ 0.001	$ 0.001
Common stock, Authorized	300,000	300,000
Common stock, Issued	46,493	45,583
Common stock, Outstanding	46,470	45,540
Common stock, Forfeiture	74	131
Treasury stock, Shares	23	43